CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss	$ (9,281,342)	$ (6,049,335)
Other comprehensive loss
Foreign currency translation adjustment	195,072	(42,438)
Comprehensive loss	$ (9,086,270)	$ (6,091,773)